Putnam Convertible Securities Fund
The fund's portfolio
1/31/20 (Unaudited)

CONVERTIBLE BONDS AND NOTES (70.2%)(a)
		Principal amount	Value
Aerospace and defense (0.5%)
Kaman Corp. cv. sr. unsec. notes 3.25%, 5/1/24		$3,640,000	$4,189,491

			4,189,491
Automotive (2.4%)
Tesla Motors, Inc. cv. sr. unsec. notes 2.00%, 5/15/24		8,437,000	18,572,903

			18,572,903
Biotechnology (2.9%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24		3,621,000	3,841,620
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27		10,209,000	11,485,125
Ironwood Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 1.50%, 6/15/26		3,145,000	3,600,598
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24		2,305,000	3,333,632

			22,260,975
Broadcasting (2.6%)
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23		5,091,000	6,860,739
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23		4,927,000	6,613,485
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49		6,593,000	6,878,536

			20,352,760
Cable television (1.4%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26		10,972,000	10,650,235

			10,650,235
Commercial and consumer services (3.3%)
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23		4,650,000	6,131,630
Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 0.35%, 6/15/20		6,260,000	8,698,701
Square, Inc. cv. sr. unsec. notes 0.50%, 5/15/23		9,028,000	10,897,667

			25,727,998
Communications equipment (0.4%)
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24		2,690,000	3,332,257

			3,332,257
Computers (11.0%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25		6,211,000	7,157,425
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.375%, 9/1/27		6,521,000	6,681,024
CyberArk Software, Ltd. 144A cv. sr. unsec. notes zero %, 11/15/24, (Israel)		5,433,000	6,068,197
HubSpot, Inc. cv. sr. unsec. notes 0.25%, 6/1/22		2,748,000	5,335,896
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/26		2,650,000	2,802,739
MongoDB, Inc. 144A cv. sr. unsec. notes 0.25%, 1/15/26		6,660,000	7,179,829
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25		4,306,000	4,961,876
RealPage, Inc. cv. sr. unsec. notes 1.50%, 11/15/22		2,757,000	4,079,839
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/23		3,102,000	7,833,191
ServiceNow, Inc. cv. sr. unsec. unsub. notes zero %, 6/1/22		4,882,000	12,214,154
Splunk, Inc. cv. sr. unsec. notes 1.125%, 9/15/25		9,556,000	12,034,588
Talend SA 144A cv. sr. unsec. notes 1.75%, 9/1/24	EUR	3,500,000	3,812,043
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23, (acquired various dates from 11/8/18 to 12/20/19, cost $4,831,785)(RES)		$3,185,000	5,834,522

			85,995,323
Consumer services (3.0%)
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%, 10/1/26		6,649,000	6,211,210
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26		6,138,000	6,752,439
IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22		2,729,000	4,581,806
Wayfair, Inc. cv. sr. unsec. notes 1.125%, 11/1/24		5,855,000	6,228,256

			23,773,711
Electrical equipment (0.5%)
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22		3,582,000	3,666,456

			3,666,456
Electronics (6.3%)
Cree, Inc. cv. sr. unsec. notes 0.875%, 9/1/23		3,906,000	4,150,125
GT Advanced Technologies, Inc. cv. sr. unsec. sub. notes 3.00%, 12/15/20,(F)		2,944,000	294
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21		4,365,000	6,319,392
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27		20,682,000	27,820,475
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23		7,913,000	10,562,689

			48,852,975
Entertainment (1.1%)
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23		7,345,000	8,735,055

			8,735,055
Health-care services (2.6%)
Sarepta Therapeutics, Inc. cv. sr. unsec. notes 1.50%, 11/15/24		3,175,000	5,681,663
Tabula Rasa HealthCare, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 2/15/26		3,410,000	3,768,026
Teladoc Health, Inc. cv. sr. unsec. notes 1.375%, 5/15/25		5,531,000	11,208,083

			20,657,772
Homebuilding (1.0%)
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22		4,018,000	3,178,089
Winnebago Industries, Inc. 144A cv. sr. unsec. notes 1.50%, 4/1/25		4,365,000	4,811,538

			7,989,627
Insurance (0.6%)
AXA SA 144A cv. sr. unsec. unsub. notes 7.25%, 5/15/21, (France)		4,320,000	4,838,400

			4,838,400
Investment banking/Brokerage (1.9%)
Ares Capital Corp. cv. sr. unsec. notes 3.75%, 2/1/22		4,321,000	4,411,985
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23		9,395,000	10,099,625

			14,511,610
Media (1.0%)
Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46		5,050,000	7,901,693

			7,901,693
Medical technology (3.2%)
China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/20, (China) (In default)(NON)(F)		3,213,000	205,632
China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/17/20, (China) (In default)(NON)(F)		3,544,000	198,464
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24		4,035,000	5,174,888
Insulet Corp. cv. sr. unsec. notes 1.375%, 11/15/24		936,000	1,987,502
Insulet Corp. 144A cv. sr. unsec. notes 0.375%, 9/1/26		9,609,000	10,772,861
Repligen Corp. cv. sr. unsec. notes 0.375%, 7/15/24		5,935,000	6,567,221

			24,906,568
Oil and gas (0.4%)
Cheniere Energy, Inc. cv. sr. unsec. unsub. notes 4.25%, 3/15/45		3,786,000	2,954,766

			2,954,766
Pharmaceuticals (2.4%)
DexCom, Inc. cv. sr. unsec. unsub. notes 0.75%, 12/1/23		9,453,000	15,000,729
Supernus Pharmaceuticals, Inc. cv. sr. unsec. notes 0.625%, 4/1/23		3,891,000	3,537,341

			18,538,070
Power producers (1.3%)
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48		9,555,000	10,493,835

			10,493,835
Real estate (1.7%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)		5,472,000	5,881,168
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)		5,177,000	7,247,051

			13,128,219
Retail (1.7%)
Guess?, Inc. 144A cv. sr. unsec. notes 2.00%, 4/15/24		3,451,000	3,725,503
RH 144A cv. sr. unsec. notes zero %, 9/15/24		7,946,000	9,247,485

			12,972,988
Schools (1.3%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.125%, 3/15/25		9,344,000	9,976,579

			9,976,579
Shipping (0.7%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24		5,803,000	5,515,206

			5,515,206
Software (8.6%)
Alteryx, Inc. 144A cv. sr. unsec. notes 0.50%, 8/1/24		7,896,000	8,453,276
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.125%, 6/15/25		8,607,000	10,812,544
Everbridge, Inc. 144A cv. sr. unsec. notes 0.125%, 12/15/24		7,498,000	7,989,754
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23		3,779,000	3,696,681
Nice Systems, Inc. cv. company guaranty sr. unsec. notes 1.25%, 1/15/24		1,998,000	4,199,055
Okta, Inc. 144A cv. sr. unsec. notes 0.125%, 9/1/25		9,682,000	9,788,502
Pluralsight, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/24		4,698,000	4,220,262
SailPoint Technologies Holding, Inc. 144A cv. sr. unsec. notes 0.125%, 9/15/24		5,388,000	6,044,786
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22		3,816,000	5,232,071
Zendesk, Inc. cv. sr. unsec. notes 0.25%, 3/15/23		4,475,000	6,652,909

			67,089,840
Technology services (5.4%)
DocuSign, Inc. cv. sr. unsec. notes 0.50%, 9/15/23		7,180,000	9,221,291
iQIYI, Inc. 144A cv. sr. unsec. notes 2.00%, 4/1/25, (China)		3,199,000	3,242,187
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26		6,586,000	6,767,115
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.75%, 7/1/23		9,115,000	10,126,985
Proofpoint, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 8/15/24		6,593,000	7,039,978
Wix.com, Ltd. cv. sr. unsec. notes zero %, 7/1/23, (Israel)		4,913,000	6,066,603

			42,464,159
Telecommunications (0.6%)
Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27, (In default)(NON)(F)		5,121,000	512
Vonage Holdings Corp. 144A cv. sr. unsec. notes 1.75%, 6/1/24		5,176,000	4,909,919

			4,910,431
Telephone (0.4%)
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46		2,060,000	2,981,292

			2,981,292

Total convertible bonds and notes (cost $490,022,710)			$547,941,194

CONVERTIBLE PREFERRED STOCKS (21.7%)(a)
	Shares	Value
Banking (3.7%)
Bank of America Corp. Ser. L, 7.25% cv. pfd.(S)	10,445	$16,426,225
Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	7,835	12,142,683

		28,568,908
Chemicals (0.9%)
International Flavors & Fragrances, Inc. $3.00 cv. pfd.	143,055	6,935,306

		6,935,306
Conglomerates (1.6%)
Danaher Corp. 4.75% cv. pfd.(S)	10,298	12,514,130

		12,514,130
Consumer (1.3%)
Stanley Black & Decker, Inc. $5.25 cv. pfd.(S)	96,497	10,131,220

		10,131,220
Electric utilities (4.4%)
American Electric Power Co., Inc. $3.06 cv. pfd.	113,733	6,589,690
NextEra Energy, Inc. $2.436 cv. pfd.(S)	165,303	9,030,503
Sempra Energy Ser. A, $6.00 cv. pfd.(S)	84,275	10,650,875
Southern Co. (The) $3.38 cv. pfd.	144,891	8,228,360

		34,499,428
Electrical equipment (0.9%)
Fortive Corp. Ser. A, 5.00% cv. pfd.	7,590	7,295,173

		7,295,173
Electronics (2.4%)
Broadcom, Inc. 8.00% cv. pfd.	16,502	18,954,197

		18,954,197
Health-care services (0.6%)
Change Healthcare, Inc. $3.00 cv. pfd.	88,205	5,059,439

		5,059,439
Medical technology (0.9%)
Elanco Animal Health, Inc. $2.50 cv. pfd.(NON)	126,057	6,903,007

		6,903,007
Pharmaceuticals (1.7%)
Becton Dickinson and Co. Ser. A, $3.063 cv. pfd.	202,852	13,305,638

		13,305,638
Real estate (1.1%)
QTS Realty Trust, Inc. Ser. B, $6.50 cv. pfd.	62,839	8,393,405

		8,393,405
Regional Bells (—%)
Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	190	9,293

		9,293
Telecommunications (1.5%)
Crown Castle International Corp. Ser. A, 6.875% cv. pfd.	8,573	11,390,797

		11,390,797
Water Utilities (0.7%)
Aqua America, Inc. $3.00 cv. pfd.(NON)	85,605	5,806,587

		5,806,587

Total convertible preferred stocks (cost $147,976,890)		$169,766,528

COMMON STOCKS (3.4%)(a)
	Shares	Value
AbbVie, Inc.	21,475	$1,739,905
Advanced Micro Devices, Inc.(NON)	115,640	5,435,080
Amgen, Inc.	8,035	1,735,962
Anthem, Inc.	15,725	4,171,528
Bank of America Corp.	75,510	2,478,993
GT Advanced Technologies, Inc.(NON)(F)	552	29,664
Hess Corp.	27,149	1,535,819
Lam Research Corp.	15,430	4,601,380
NXP Semiconductors NV	20,395	2,587,310
T-Mobile US, Inc.(NON)	29,411	2,329,057

Total common stocks (cost $21,739,176)		$26,644,698

CORPORATE BONDS AND NOTES (1.0%)(a)
	Principal amount	Value
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23	$4,119,000	$4,192,392
Talos Production, LLC/Talos Production Finance, Inc. company guaranty notes 11.00%, 4/3/22 (acquired various dates from 5/8/18 to 6/6/18, cost $1,870,030)(RES)	1,788,508	1,851,106
Twitter, Inc. 144A sr. unsec. notes 3.875%, 12/15/27	1,876,000	1,878,344

Total corporate bonds and notes (cost $7,860,656)		$7,921,842

SHORT-TERM INVESTMENTS (5.3%)(a)
	Shares	Value
Putnam Short Term Investment Fund 1.70%(AFF)	23,955,286	$23,955,286
Putnam Cash Collateral Pool, LLC 1.81%(AFF)	17,353,350	17,353,350

Total short-term investments (cost $41,308,636)		$41,308,636
TOTAL INVESTMENTS

Total investments (cost $708,908,068)		$793,582,898

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2019 through January 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of 780,725,838.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $7,685,628, or 1.0% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$3,069,365	$34,663,205	$20,379,220	$24,280	$17,353,350
	Putnam Short Term Investment Fund**	24,582,676	89,488,997	90,116,387	99,095	23,955,286

	Total Short-term investments	$27,652,041	$124,152,202	$110,495,607	$123,375	$41,308,636
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $17,353,350, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $16,661,830.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$2,329,057	$—	$—
Energy	1,535,819	—	—
Financials	2,478,993	—	—
Health care	7,647,395	—	—
Technology	12,623,770	—	29,664

Total common stocks	26,615,034	—	29,664
Convertible bonds and notes	—	547,536,292	404,902
Convertible preferred stocks	64,113,313	105,653,215	—
Corporate bonds and notes	—	7,921,842	—
Short-term investments	23,955,286	17,353,350	—

Totals by level	$114,683,633	$678,464,699	$434,566
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com